Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
1 / December 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79 .06%
BANK LOANS — 8 .96% *
Communications — 2 .33%
Diamond Sports Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.36% 08/24/26
1
$ 17,954 $ 8,434
GTT Communications, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.75%)
7.00% 05/30/25
1
16,730 15,052
Intelsat Jackson Holdings SA,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 4.75%)
5.75% 10/13/22
1,2,3
50,000 50,078
73,564
Entertainment — 0 .82%
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
1
15,901 12,356
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
1
11,232 13,471
25,827
Food — 0 .34%
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 06/08/28
1
10,777 10,789
Health Care — 1 .21%
Cano Health LLC,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.25% 11/23/27
1
12,935 12,949
Endo Luxembourg Finance Co.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
5.75% 03/27/28
1
12,935 12,614
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
6.50% 06/26/26
1
12,968 12,741
38,304
Industrials — 1 .27%
Protective Industrial Products, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.75% 12/29/27
1
12,967 12,943
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/30/24
1
16,956 15,226
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
$ 12,307 $ 12,031
40,200
Information Technology — 0 .41%
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
5.75% 07/27/28
1
12,968 12,953
Materials — 0 .42%
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.50% 08/18/28
1
12,968 13,097
Retail — 0 .49%
Tacala Investment Corp.,
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
8.25% 02/04/28
1
15,500 15,497
Services — 1 .04%
PowerTeam Services LLC,
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.25% 03/06/26
1,4,5
33,000 32,670
Transportation — 0 .63%
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.00% 09/01/27
1
20,000 19,975
Total Bank Loans
(Cost $281,458) 282,876
CORPORATES — 51 .99% *
Communications — 12 .21%
Altice France SA
(France)
5.50% 10/15/29
2,6
25,000 24,781
Cable One, Inc.
4.00% 11/15/30
6
5,000 4,950
CommScope, Inc.
4.75% 09/01/29
6
26,000 25,927
CSC Holdings LLC
4.50% 11/15/31
6
39,000 38,621
6.50% 02/01/29
6
6,000 6,432
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
6
47,000 23,794
6.63% 08/15/27
6
30,000 8,475
DIRECTV Financing LLC/DIRECTV Financing Co. Obligor,
Inc.
5.88% 08/15/27
6
30,000 30,750

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
DISH DBS Corp.
5.13% 06/01/29 $ 7,000 $ 6,421
5.25% 12/01/26
6
16,000 16,283
DISH Network Corp.
3.38% 08/15/26 26,000 24,675
Gray Escrow II, Inc.
5.38% 11/15/31
6
32,000 32,985
Level 3 Financing, Inc.
3.75% 07/15/29
6
34,000 32,355
Lumen Technologies, Inc.
5.38% 06/15/29
6
31,000 31,048
National CineMedia LLC
5.75% 08/15/26 18,000 14,027
Sinclair Television Group, Inc.
4.13% 12/01/30
6
34,000 32,267
Zayo Group Holdings, Inc.
4.00% 03/01/27
6
32,000 31,581
385,372
Energy — 9 .60%
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
6
10,000 10,675
Energy Transfer LP,
Series B
6.63% 02/15/70
7
34,000 32,340
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 24,000 25,166
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
6
31,000 31,994
Occidental Petroleum Corp.
0.00% 10/10/36
8
98,000 55,771
Ruby Pipeline LLC
8.00% 04/01/22
4,5,6
27,061 25,404
SM Energy Co.
6.50% 07/15/28 13,000 13,562
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 24,000 23,820
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
2,6
17,500 17,718
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
2,6
14,000 13,542
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 13,000 13,745
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
6
5,000 5,213
4.13% 08/15/31
6
32,000 34,184
303,134
Entertainment — 1 .19%
Cinemark USA, Inc.
5.25% 07/15/28
6
22,000 21,501
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Entertainment (continued)
WMG Acquisition Corp.
3.75% 12/01/29
6
$ 16,000 $ 15,980
37,481
Finance — 0 .48%
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
6
15,000 15,245
Food — 3 .50%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
2,6
25,000 25,598
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
2,6
39,000 38,902
Pilgrim's Pride Corp.
3.50% 03/01/32
6
23,000 23,348
Post Holdings, Inc.
4.50% 09/15/31
6
16,000 15,934
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
6
7,000 6,914
110,696
Gaming — 0 .13%
Caesars Entertainment, Inc.
4.63% 10/15/29
6
4,000 4,029
Health Care — 6 .29%
Cano Health LLC
6.25% 10/01/28
6
18,000 18,026
Centene Corp.
3.00% 10/15/30 22,000 22,401
Encompass Health Corp.
4.63% 04/01/31 11,000 11,248
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
2,6
62,000 47,139
Grifols Escrow Issuer SA
(Spain)
4.75% 10/15/28
2,6
16,000 16,180
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
6
11,000 11,258
Molina Healthcare, Inc.
3.88% 11/15/30
6
49,000 50,963
3.88% 05/15/32
6
13,000 13,186
Option Care Health, Inc.
4.38% 10/31/29
6
8,000 8,044
198,445
Industrials — 4 .97%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
2,6
27,000 27,388
Artera Services LLC
9.03% 12/04/25
6
14,000 14,793

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
3 / December 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Graham Packaging Co., Inc.
7.13% 08/15/28
6
$ 12,000 $ 12,429
II-VI, Inc.
5.00% 12/15/29
6
9,000 9,208
Mauser Packaging Solutions Holding Co.
7.25% 04/15/25
6
14,000 14,051
OT Merger Corp.
7.88% 10/15/29
6
62,000 60,446
Ritchie Bros Holdings, Inc.
4.75% 12/15/31
6
5,000 5,221
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,6
13,000 13,260
156,796
Insurance — 0 .97%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
6
24,000 23,432
AmWINS Group, Inc.
4.88% 06/30/29
6
7,000 7,107
30,539
Materials — 2 .71%
Allegheny Technologies, Inc.
5.13% 10/01/31 7,000 7,088
EverArc Escrow SARL
(Luxembourg)
5.00% 10/30/29
2,6
62,000 62,139
Unifrax Escrow Issuer Corp.
7.50% 09/30/29
6
16,000 16,265
85,492
Real Estate Investment Trust (REIT) — 1 .27%
Iron Mountain Information Management Services, Inc.
5.00% 07/15/32
6
8,000 8,198
MGM Growth Properties Operating Partnership LP/MGP
Finance Co.-Issuer, Inc.
4.63% 06/15/25
6
30,000 32,048
40,246
Retail — 5 .47%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
6
20,000 20,375
FirstCash, Inc.
4.63% 09/01/28
6
5,000 5,011
5.63% 01/01/30
6
24,000 24,487
Golden Nugget, Inc.
6.75% 10/15/24
6
16,000 16,020
Michaels Cos., Inc. (The)
7.88% 05/01/29
6
60,000 59,202
Sonic Automotive, Inc.
4.88% 11/15/31
6
47,000 47,492
172,587
Services — 3 .20%
Adtalem Global Education, Inc.
5.50% 03/01/28
6
16,000 15,670
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00% 06/01/29
6
$ 13,000 $ 12,667
GFL Environmental, Inc.
(Canada)
4.38% 08/15/29
2,6
20,000 19,843
HealthEquity, Inc.
4.50% 10/01/29
6
16,000 15,931
Hertz Corp. (The)
4.63% 12/01/26
6
24,000 24,150
Waste Pro USA, Inc.
5.50% 02/15/26
6
13,000 12,949
101,210
Total Corporates
(Cost $1,634,511) 1,641,272
MORTGAGE-BACKED — 18 .11% **
Non-Agency Commercial Mortgage-Backed — 9 .64%
BCRR Trust,
Series 2016-FRR3, Class E
(-1.00 X LIBOR USD 1-Month plus 18.35%)
2.02% 05/26/26
1,6
13,295 12,165
BXP Trust,
Series 2017-CQHP, Class A
(LIBOR USD 1-Month plus 0.85%)
0.96% 11/15/34
1,6
36,000 35,785
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.35% 04/10/46
7
382,773 5,013
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
1.83% 10/15/45
7
798,877 6,665
Commercial Mortgage Trust,
Series 2012-CR5, Class XA (IO)
1.50% 12/10/45
7
476,343 4,041
Commercial Mortgage Trust,
Series 2013-CR11, Class XA (IO)
0.91% 08/10/50
7
618,302 7,917
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.27% 01/10/46
7
653,004 4,730
Commercial Mortgage Trust,
Series 2014-UBS5, Class A2
3.03% 09/10/47 8,602 8,599
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.71% 02/10/49
7
780,299 17,508
DBUBS Mortgage Trust,
Series 2011-LC3A, Class C
5.37% 08/10/44
6,7
17,148 17,191
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.47% 02/10/46
7
348,507 4,089
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
1.92% 11/10/45
7
920,055 8,094

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.54% 08/10/46
7
$ 492,553 $ 3,690
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA (IO)
1.01% 11/10/46
7
509,324 7,565
Impact Funding Affordable Multifamily Housing Mortgage
Loan Trust,
Series 2010-1, Class A1
5.31% 01/25/51
6
8,691 9,066
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.72% 01/15/47
7
714,163 8,641
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.83% 11/15/47
7
165,879 3,368
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-PTC, Class A
(LIBOR USD 1-Month plus 1.45%)
1.56% 04/15/31
1,6
36,000 35,634
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C8, Class XA (IO)
0.91% 12/15/48
7
317,016 2,202
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA (IO)
1.05% 08/15/47
7
567,282 10,145
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class XA (IO)
0.56% 07/15/50
7
272,882 4,510
OPG Trust,
Series 2021-PORT, Class XCP (IO)
0.05% 10/15/36
6,7
13,605,000 4,937
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.57% 12/10/45
6,7
1,166,100 8,254
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA (IO)
0.90% 03/10/46
6,7
2,825,789 16,004
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A2
2.50% 07/15/48 1,569 1,568
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.48% 12/15/45
6,7
1,165,861 10,761
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.76% 08/15/45
6,7
687,090 2,336
WF-RBS Commercial Mortgage Trust,
Series 2013-C11, Class XA (IO)
1.13% 03/15/45
6,7
826,079 5,956
WF-RBS Commercial Mortgage Trust,
Series 2013-C13, Class XA (IO)
1.18% 05/15/45
6,7
818,370 9,342
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.66% 06/15/46
7
1,034,411 6,913
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2013-C17, Class XA (IO)
1.05% 12/15/46
7
$ 604,049 $ 9,844
WF-RBS Commercial Mortgage Trust,
Series 2013-UBS1, Class XA (IO)
0.95% 03/15/46
7
777,444 11,579
304,112
Non-Agency Mortgage-Backed — 6 .34%
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
0.78% 02/25/47
1
27,046 15,005
Galton Funding Mortgage Trust,
Series 2019-1, Class A22
4.00% 02/25/59
6,7
10,126 10,189
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
2.61% 11/25/37
7
10,818 10,148
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
2.87% 06/25/36
7
24,950 21,519
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
2.73% 11/21/34
7
49,187 49,803
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
7.00% 03/25/36
1,4,5
219,313 38,769
Residential Accredit Loans Trust,
Series 2006-QA6, Class A1
(LIBOR USD 1-Month plus 0.38%)
0.48% 07/25/36
1
30,082 30,556
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.19%)
0.29% 04/25/37
1
49,869 24,199
200,188
U.S. Agency Commercial Mortgage-Backed — 2 .13%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K024, Class X3 (IO)
1.66% 11/25/40
7
1,000,000 11,045
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K028, Class X3 (IO)
1.66% 06/25/41
7
219,000 4,215
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K715, Class X3 (IO)
3.62% 02/25/41
7
465,152 8,158

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
5 / December 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K721, Class X1 (IO)
0.30% 08/25/22
7
$ 3,197,603 $ 4,784
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K721, Class X3 (IO)
1.29% 11/25/42
7
2,800,000 24,945
FREMF Mortgage Trust,
Series 2012-K20, Class X2A (IO)
0.20% 05/25/45
6
15,937,331 3,393
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.72% 04/16/53
7
625,892 6,117
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.13% 02/16/46
7
200,295 4,641
67,298
Total Mortgage-Backed
(Cost $641,312) 571,598
Total Bonds — 79 .06%
(Cost $2,557,281)
2,495,746
Issues Shares Value
COMMON STOCK — 12 .49%
Communication Services — 3 .03%
Altice USA, Inc.
9
1,736 28,088
AT&T, Inc. 562 13,825
National CineMedia, Inc. 8,649 24,304
Nexstar Media Group, Inc. 107 16,155
T-Mobile U.S., Inc.
9
114 13,222
95,594
Consumer Discretionary — 2 .45%
Newell Brands, Inc. 602 13,148
Qurate Retail, Inc. 3,324 25,262
Rent-A-Center, Inc. 809 38,864
77,274
Financials — 1 .10%
FirstCash Holdings, Inc. 240 17,954
Wells Fargo & Co. 348 16,697
34,651
Health Care — 1 .33%
Bausch Health Cos., Inc.
9
795 21,950
Centene Corp.
9
243 20,023
41,973
Industrials — 0 .72%
Maxar Technologies, Inc. 493 14,558
TransDigm Group, Inc.
9
13 8,272
22,830
Issues Shares Value
COMMON STOCK — 12.49% (continued)
Information Technology — 0 .63%
CommScope Holding Co., Inc.
9
1,012 $ 11,172
SS&C Technologies Holdings, Inc. 105 8,608
19,780
Real Estate Investment Trust (REIT) — 0 .91%
Gaming and Leisure Properties, Inc. 306 14,890
Hudson Pacific Properties, Inc. 560 13,838
28,728
Transportation — 1 .00%
Hertz Global Holdings, Inc.
9
1,300 31,753
Utilities — 1 .32%
FirstEnergy Corp. 1,001 41,632
Total Common Stock
(Cost $400,208) 394,215
MASTER LIMITED PARTNERSHIPS — 2 .30%
Energy — 2 .30%
Enterprise Products Partners LP 1,025 22,509
NGL Energy Partners LP 8,366 15,226
Sunoco LP 416 16,985
USA Compression Partners LP 1,017 17,747
72,467
Total Master Limited Partnerships
(Cost $65,091) 72,467
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .05%
Money Market Funds — 4 .05%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10
127,700 127,700
Total Short-Term Investments
(Cost $127,700)
Total Investments - 97.90%
(Cost $3,150,280) 3,090,128
Net unrealized appreciation on unfunded commitments
- 0.00% 123
Cash and Other Assets, Less Liabilities - 2.10% 66,221
Net Assets - 100.00% $ 3,156,472
1
Floating rate security. The rate disclosed was in effect at December 31, 2021.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $10,016, at an interest rate of 3.60% and a maturity of October 13, 2022. The investment is accruing an unused commitment fee of
1.58% per annum.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $96,843, which is 3.07% of total net assets.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 6
6
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
8
Zero coupon bond. The rate shown is the effective yield as of December 31, 2021.
9
Non-income producing security.
10
Represents the current yield as of December 31, 2021.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 4 03/31/22 $ 483,906 $ 474 $ 474

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
7 / December 2021
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of
Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source.
For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury
Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
December 2021 / 8
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2021 is as follows:
OPPORTUNISTIC HIGH INCOME CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 127,700 $ — $ — $ 127,700
Long-Term Investments:
Bank Loans — 250,206 32,670 282,876
Common Stock 394,215 — — 394,215
Corporates — 1,615,868 25,404 1,641,272
Master Limited Partnerships 72,467 — — 72,467
Mortgage-Backed Securities — 532,829 38,769 571,598
Other Financial Instruments
*
Assets:
Interest rate contracts 474 — — 474
Total $ 594,856 $ 2,398,903 $ 96,843 $ 3,090,602
*Other financial instruments include futures. Interest rate contracts include futures.

Opportunistic High Income Credit Fund
Schedule of Portfolio Investments
December 31, 2021 (Unaudited)
9 / December 2021
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2021 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Opportunistic High Income Credit Fund had the following unfunded commitments and unrealized gain (loss) as of December
31, 2021:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
BANK
LOANS CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
August 2, 2021* $ — $ — $ —
Accrued discounts/premiums (3) 811 (734)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)** (492) (1,182) 1,174
Purchases 33,165 25,775 38,329
Sales — — —
Transfers into Level 3*** — — —
Transfers out of Level 3*** — — —
Balance as of
December 31, 2021
$ 32,670 $ 25,404 $ 38,769
*Commencement of Operations.
**The change in unrealized appreciation (depreciation) on securities still held at December 31, 2021 was $(501) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
***There were no transfers between level 2 and 3 for the period ended December 31, 2021.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2021, are as follows:
OPPORTUNISTIC HIGH INCOME
CREDIT FUND
FAIR VALUE AT
12/31/21
VALUATION
TECHNIQUE *
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Bank Loans $32,670 Third-Party Vendor Vendor Prices $99.00 $99.00
Corporate Securities $25,404 Third-Party Vendor Vendor Prices $93.88 $93.88
Mortgage-Backed Securities-Non-Agency $38,769 Third-Party Vendor Vendor Prices $17.68 $17.68
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
OPPORTUNISTIC HIGH INCOME CREDIT FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Intelsat Jackson Holdings SA, Delayed-Draw Term Loan, 1st Lien October 2022 $ 10,016 $ 123
Total Unfunded Commitments $ 10,016 $ 123